EQ ADVISORS TRUSTSM

EQ/UBS GROWTH AND INCOME PORTFOLIO

SUPPLEMENT DATED OCTOBER 30, 2014 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2014

This Supplement updates information contained in the Summary Prospectus of the EQ/UBS Growth and Income Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”) dated May 1, 2014. You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the Portfolio.

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As of the date of this supplement, the legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2014, as supplemented May 1, 2014, May 29, 2014, June 23, 2014, July 23, 2014, August 1, 2014, August 15, 2014, October 1, 2014, and October 30, 2014; Statement of Additional Information (“SAI”), dated May 1, 2014, as supplemented May 1, 2014, May 29, 2014, June 23, 2014, July 23, 2014, August 1, 2014, August 15, 2014, October 1, 2014, and October 30, 2014; and the Portfolio‘s audited financial statements included in its annual report to shareholders dated December 31, 2013, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Effective immediately, Michael Lammers no longer serves as as a member of the team that is responsible for the management of the Portfolio. References to Michael Lammers in the section of the Summary Prospectus entitled “Who Manages the Portfolio – Adviser: UBS Global Asset Management (Americas) Inc. – Portfolio Managers” hereby are deleted in their entirety.